Stock-Based Compensation and Employee Benefits - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend yield	0.00%
2014 Employee Stock Purchase Plan (ESPP)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 months	6 months
Expected volatility	88.00%	105.00%
Risk-free interest rate	4.94%	5.35%
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	5 years 8 months 12 days	6 years
Expected volatility	67.00%	64.00%
Risk-free interest rate	3.97%	3.92%